Loss per common share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

Year Ended December 31,
2021
Public and Private Warrants	19,356,867
Unvested employee stock options	849,233
Unvested restrictive stock units	3,347,511
Optional Shares	7,500,000

Total Shares	31,053,611